Investment Objectives and Goals	Aug. 31, 2025
Templeton Emerging Markets Small Cap Fund
Prospectus [Line Items]
Risk/Return [Heading]	TEMPLETON EMERGING MARKETS SMALL CAP FUND
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.
Franklin Templeton SMACS: Series EM
Prospectus [Line Items]
Risk/Return [Heading]	FRANKLIN TEMPLETON SMACS: SERIES EM
Objective [Heading]	Investment Goal
Objective, Primary [Text Block]	Long-term capital appreciation.